Shareholders equity	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Shareholders equity [Text Block]
17.	Shareholders’ equity

a) Share capital

The authorized share capital consists of unlimited common shares without par value and unlimited preferred shares, issuable in series with special rights and restrictions attached.

On June 9, 2016, PEM completed an acquisition of certain concessions adjacent to its San Dimas mine. The initial consideration comprised a cash payment of $1.0 million and the issuance of 2,010,050 of Primero’s common shares. As of December 31, 2017, 1,854,271 common shares were issued (2016 – 1,854,271 and 2015 - nil), 28,342 shares were replaced with cash consideration (2016 – nil and 2015- nil), with the remaining 127,437 common shares expected to be issued. The price per common share was $1.91 based on the NYSE trading price at the closing date. The Company has recognized an equity reserve in shareholders’ equity for the unissued common shares for concessions that have not yet been transferred. During 2017, one concession was transferred, resulting in the release of $54 from the equity reserve.

On June 24, 2016, the Company completed a public equity offering, raising gross proceeds of $40.0 million (C$51.8 million) through the issuance of 22,022,500 units (Unit) of the Company at a price of C$2.35 per Unit (the equity offering). Each Unit consists of one common share of Primero and one-half of one common share purchase warrant (each whole common share purchase warrant is a “Warrant”) of the Company. Each whole Warrant entitles the holder to acquire one common share of the Company at a price of C$3.35 per Common share until June 25, 2018.

Out of the gross proceeds from the equity offering, $4.7 million was allocated to the common share purchase warrants based on their fair value determined using the trading price at the date of closing of the transaction, and the remaining $35.3 million was allocated to the common shares and recorded as share capital. The common share purchase warrants are classified as a financial liability in the statement of financial position. Fair value changes of the common share purchase warrants are recognized in the statement of operations and comprehensive loss. During the year ended December 31, 2017 a mark to market gain of $0.2 million (2016 – gain of $3.6 million and 2015 - nil) was recognized in relation to the common share purchase warrants.

Transaction costs relating to the equity offering amounted to $2.5 million, of which $0.2 million was allocated to the common share purchase warrants and was recognized as an expense in the statement of operations and comprehensive loss for the year ended December 31, 2016. The balance of $2.3 million was allocated to share capital.

In December 2015, the Company received $4.3 million (net of transaction costs) from the issuance of 1,366,768 flow-through shares to be used to fund the exploration at the Froome Zone within the Black Fox Complex. The proceeds were fully spent during 2016.

During the year ended December 31, 2017, the Company issued a total of 993,684 common shares, valued at $0.6 million, for severance and other payments to former employees.

b) Warrants

As at January 1, 2015, the Company had 20.8 million warrants outstanding which were exercisable to purchase 20.8 million common shares at a price of C$8.00 until July 20, 2015. On July 21, 2015, these warrants expired unexercised. Accordingly, the carrying value of $34.8 million was reclassified to contributed surplus net of income taxes on the expired warrants of $4.7 million.

c) Share-based compensation

The movement in contributed surplus and phantom share liability related to share-based compensation during the years ended December 31, 2017, 2016 and 2015 are as follows:

	Contributed Surplus
			Deferred share			Phantom share
	2013 Plan PSUs	Stock options	units	Others	Total	liability

At January 1, 2015	$3,020	$18,539	$-	($33)	$21,526	$4,037
Expercise of stock options	-	(294)	-	-	(294)	-
PSUs settled in shares	(4,404)	-	-	-	(4,404)	-
PSUs settled in cash	-	-	-	-	-	(4,205)
Expiry of warrants	-	-	-	30,046	30,046	-
Share-based compensation expense	5,769	1,964	377	-	8,110	829
At December 31, 2015	$4,385	$20,209	$377	$30,013	$54,984	$661
PSUs settled in shares	(4,851)	-	-	-	(4,851)	(110)
PSUs settled in cash	-	-	-	-	-	(377)
Share-based compensation expense	6,420	1,897	407	-	8,724	(131)
At December 31, 2016	$5,954	$22,106	$784	$30,013	$58,857	$43
PSUs settled in shares	(6,117)	-	-	-	(6,117)	-
Severance payments	-	-	-	(5)	(5)	-
Share-based compensation expense	3,657	1,002	236	-	4,895	(18)
At December 31, 2017	$3,494	$23,108	$1,020	$30,008	$57,630	$25

(i) Stock options

Under the Company’s stock option plan (the Plan), the number of common shares that may be issued on the exercise of options granted under the Plan is equal to 10% of the issued and outstanding shares of the Company at the time an option is granted (less any common shares reserved for issuance under other share-based compensation arrangements).

A summary of the Company’s stock option activities for the years ended December 31, 2017, 2016 and 2015 is presented below.

	Options	Weighted average
	outstanding	exercise price
Outstanding at January 1, 2015	9,254,224	C$6.17
Granted	1,617,870	4.23
Exercised	(300,000)	3.47
Cancelled/Forfeited	(71,875)	5.68
Expired	(6,254,021)	6.17
Outstanding at December 31, 2015	4,246,198	C$5.70
Granted	2,782,317	2.68
Cancelled/Forfeited	(3,500)	4.52
Expired	(499,771)	8.78
Outstanding at December 31, 2016	6,525,244	C$4.17
Granted	2,057,589	0.75
Cancelled/Forfeited	(437,084)	1.57
Expired	(1,334,433)	5.54
Outstanding at December 31, 2017	6,811,316	C$3.04

The following table summarizes the weighted average assumptions used in the Black-Scholes valuation model for the determination of the cost of stock options issued during the years ended December 31, 2017, 2016 and 2015.

	2017	2016	2015
Risk free interest rate	0.95%	0.55%	0.95%
Expected life in years	3.50	3.50	3.50
Volatility	72.90%	63.92%	59.27%
Expected dividends	0.00%	0.00%	0.00%
Forfeiture rate	5.00%	5.00%	5.00%
Weighted average fair value of options issued	C$0.39	C$0.80	C$1.73

As at December 31, 2017, the following stock options were outstanding and exercisable:

Awards Outstanding				Awards Exercisable
		Remaining	Weighted		Remaining	Weighted
		contractual	average		contractual	average
Range of exercise		life	exercise		life	exercise
price per share	Quantity	(in years)	price	Quantity	(in years)	price
C$0.75 -C$2.00	2,165,143	4.17	C$0.84	115,980	3.89	C$1.36
C$2.01 -C$5.00	3,918,004	2.64	3.46	3,204,048	2.57	3.52
C$5.01 -C$8.00	728,169	1.23	7.28	728,169	1.23	7.28
	6,811,316	2.98	C$3.04	4,048,197	2.37	C$4.13

(ii) Phantom Share Unit Plan (PSUP) and Directors PSU Plan (Directors PSUP)

PSUP is a cash-settled plan. The amount to be paid for vested units is based on the volume weighted average price per share of the Company traded on the Toronto Stock Exchange over the last twenty trading days preceding the vesting date.

A person holding Director PSUs is entitled to elect to receive at vesting, either a cash amount equal to the number of Directors’ PSUs that vest multiplied by the volume weighted average trading price per common share over the five preceding trading days, or the number of common shares equal to the number of Directors’ PSUs. If no election is made, the Company will pay out such Directors’ PSUs in cash.

A summary of the unit activity for the years ended December 31, 2017, 2016 and 2015 under the PSUP and the Directors PSUP is presented below.

	PSUP	Directors PSUP
Outstanding at January 1, 2015	1,329,080	186,063
Redeemed	(1,088,066)	(198,575)
Granted	-	223,883
Cancelled	(7,437)	-
Outstanding at December 31, 2015	233,577	211,371
Redeemed	(189,961)	(136,744)
Cancelled	(3,896)	-
Outstanding at December 31, 2016	39,720	74,627
Redeemed	(36,887)	-
Cancelled	(2,833)	-
Outstanding at December 31, 2017	-	74,627

Units issued under the PSUP and Directors PSUP are accounted for as cash-settled awards. All of the units issued under the PSUP and Directors PSUP have been measured at the reporting date using their fair values. The total amount recognized in the statement of operations and comprehensive loss during the year ended December 31, 2017 in relation to the PSUP and Directors PSUP was an expense of $0.02 million (2016 – recovery of $0.1 million and 2015 - $0.8 million expense) recognized under general and administrative expenses. The total liability recognized at December 31, 2017 in respect of the PSUP and Directors PSUP was less than $0.1 million (December 31, 2016 – less than $0.1 million and December 31, 2015 - $0.7 million) which is classified as a current liability, reported within trade and other payables.

(iii) 2013 PSU Plan (2013 PSUP)

A person holding PSUs issued under this plan is entitled to receive at vesting either a cash amount equal to the number of 2013 PSUs that vest multiplied by the volume weighted average trading price per common share over the five preceding trading days, or the number of common shares equal to the number of PSUs, or a combination of cash and equity. The choice of settlement is solely at the Company’s discretion.

A summary of the unit activity for the years ended December 31, 2017, 2016 and 2015 under the 2013 PSUP is presented below.

	December 31	December 31	December 31
	2017	2016	2015
Opening balance	4,670,104	2,088,902	1,152,464
Redeemed	(2,946,800)	(1,324,092)	(958,515)
Granted	4,410,812	4,046,139	1,960,463
Cancelled	(951,495)	(140,845)	(65,510)
	5,182,621	4,670,104	2,088,902

The 2013 PSUP is accounted for as an equity-settled plan. All of the outstanding units have been measured at the reporting date using their grant date fair value, calculated based on the grant date closing price of Primero shares on the TSX. The total amount of expense recognized in the statement of operations and comprehensive loss for the year ended December 31, 2017 in relation to the 2013 PSUP was $2.9 million (2016 - $4.9 million and 2015 - $6.8 million).

(iv) Deferred share units

A person holding deferred share units (DSUs) under this plan is entitled to receive at vesting, either a cash payment equal to the redemption value of the DSUs, shares issued from treasury equal to the number of DSUs, shares purchased on the stock exchange, or any combination of these, such that the cash payment plus number of shares delivered have a value equal to the redemption value of the DSUs. The choice of settlement is solely at the Company’s discretion.

The redemption value is calculated by the number of DSUs redeemed multiplied by the weighted average price per share traded on the TSX over the last five trading days preceding the redemption date.

As at December 31, 2017, a total of 315,790 DSUs were issued and outstanding. The DSUP is accounted for as an equity-settled plan. All of the outstanding units have been measured at the reporting date using their grant date fair value, calculated based on the grant date closing price of Primero shares on the TSX. The total amount of expense recognized in the statements of operations and comprehensive loss for the year ended December 31, 2017 was $0.2 million (2016 - $0.4 million and 2015 - $0.4 million).